Note 19 - Segment Reporting and Geographic Information - Long Lived Assets by Geographic Area (Details) - USD ($) $ in Thousands	Dec. 31, 2022	Dec. 31, 2021
Property and equipment, net	$ 1,868	$ 1,422
CHINA
Property and equipment, net	90	98
UNITED STATES
Property and equipment, net	$ 1,778	$ 1,324